UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    The Graham & Dodd Fund LLC

Address: 192 Lexington Avenue
         Suite #1202
         New York, NY 10016



13F File Number: 028-14915

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   David M. Masten Montero-Rosen
Title:  Managing Member
Phone:  212-649-5884


Signature, Place and Date of Signing:

/s/ David M. Masten Montero-Rosen       New York, New York      March 22, 2012
----------------------------------   -----------------------   -----------------
     [Signature]                         [City, State]              [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:                32

Form 13F Information Table Value Total:          $ 118,346
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                                           FORM 13F INFORMATION TABLE
                                           The Graham & Dodd Fund LLC
                                               September 30, 2011




COLUMN 1                      COLUMN  2      COLUMN 3     COLUMN 4      COLUMN 5          COLUMN 6    COLUMN 7      COLUMN 8

                              TITLE                       VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP        (X$1000)   PRN AMT   PRN CALL   DISCRETION  MGRS    SOLE   SHARED  NONE
--------------                ---------      ------       ---------  --------  --- -----  ----------- -----   -----  ------- -----
APACHE CORP                   COM            037411105    3,238       40,354   SH         SOLE        NONE     6,189          34,165
APPLE INC                     COM            037833100    3,534        9,269   SH         SOLE        NONE     1,427           7,842
CIGNA CORP                    COM            125509109    7,988      190,463   SH         SOLE        NONE    28,599         161,864
COCA COLA CO                  COM            191216100    6,675       98,795   SH         SOLE        NONE    15,208          83,587
CONOCOPHILLIPS                COM            20825C104    4,567       72,125   SH         SOLE        NONE    10,844          61,281
COSTCO WHSL CORP NEW          COM            22160K105    8,834      107,567   SH         SOLE        NONE    16,393          91,174
CSX CORP                      COM            126408103    5,143      275,470   SH         SOLE        NONE    42,696         232,774
DEVON ENERGY CORP NEW         COM            25179M103    4,104       74,034   SH         SOLE        NONE    11,491          62,543
DU PONT E I DE NEMOURS & CO   COM            263534109    1,205       30,156   SH         SOLE        NONE     4,643          25,513
EXXON MOBIL CORP              COM            30231G102    2,634       36,268   SH         SOLE        NONE     5,585          30,683
FORD MTR CO DEL               COM PAR $0.01  345370860    3,564      368,581   SH         SOLE        NONE    58,895         309,686
FREEPORT-MCMORAN COPPER & GO  COM            35671D857    1,834       60,242   SH         SOLE        NONE     9,386          50,856
GENERAL ELECTRIC CO           COM            369604103    3,703      243,282   SH         SOLE        NONE    37,369         205,913
HESS CORP                     COM            42809H107    2,513       47,909   SH         SOLE        NONE     7,534          40,375
HEWLETT PACKARD CO            COM            428236103    3,509      156,305   SH         SOLE        NONE    24,062         132,243
INTEL CORP                    COM            458140100    2,847      133,477   SH         SOLE        NONE    20,547         112,930
JPMORGAN CHASE & CO           COM            46625H100    2,863       95,052   SH         SOLE        NONE    14,627          80,425
L-3 COMMUNICATIONS HLDGS INC  COM            502424104    3,000       48,405   SH         SOLE        NONE     7,184          41,221
MARATHON PETE CORP            COM            56585A102    1,036       38,292   SH         SOLE        NONE     5,852          32,440
MCDONALDS CORP                COM            580135101    6,238       71,030   SH         SOLE        NONE    10,561          60,469
MCKESSON CORP                 COM            58155Q103    1,213       16,681   SH         SOLE        NONE     2,568          14,113
METLIFE INC                   COM            59156R108    2,748       98,092   SH         SOLE        NONE    15,301          82,791
MICROSOFT CORP                COM            594918104    3,400      136,596   SH         SOLE        NONE    21,029         115,567
NORFOLK SOUTHERN CORP         COM            655844108    4,819       78,978   SH         SOLE        NONE    12,157          66,821
OCCIDENTAL PETE CORP DEL      COM            674599105    4,248       59,407   SH         SOLE        NONE     9,036          50,371
ORACLE CORP                   COM            68389X105    3,868      134,589   SH         SOLE        NONE    20,720         113,869
PRUDENTIAL FINL INC           COM            744320102    5,834      124,506   SH         SOLE        NONE    19,335         105,171
RELIANCE STEEL & ALUMINUM CO  COM            759509102    2,526       74,269   SH         SOLE        NONE    11,473          62,796
RENT A CTR INC NEW            COM            76009N100    4,235      154,294   SH         SOLE        NONE    24,656         129,638
TARGET CORP                   COM            87612E106    1,255       25,586   SH         SOLE        NONE     3,938          21,648
UNION PAC CORP                COM            907818108    3,606       44,148   SH         SOLE        NONE     6,796          37,352
UNITEDHEALTH GROUP INC        COM            91324P102    1,564       33,920   SH         SOLE        NONE     5,221          28,699



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